INVESTMENT PROPERTIES - Roll Forward of Investment Property Balances (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Reconciliation of changes in investment property [abstract]
Balance, beginning of period			$ 68,585	$ 64,613	$ 64,613
Changes resulting from:
Property acquisitions			2,198		760
Capital expenditures			1,016		1,298
Property dispositions			(423)		(308)
Fair value (losses) gains, net			(190)		(1,058)
Foreign currency translation			608		(1,677)
Transfer between commercial properties and commercial developments			0		0
Impact of deconsolidation due to loss of control			0		(575)
Reclassifications to assets held for sale and other changes			(950)		(1,547)
Balance, end of period	$ 83,538		83,538		68,585
Right-of-use assets	431		431		393
Current lease liabilities	170		170		163
Non-current lease liabilities	1,131		1,131		1,049
Manager Reorganization
Changes resulting from:
Manager Reorganization and Acquisition of Foreign Investments			0		7,079
Foreign Investments
Changes resulting from:
Manager Reorganization and Acquisition of Foreign Investments			12,694		0
Commercial properties
Reconciliation of changes in investment property [abstract]
Balance, beginning of period			66,067	62,313	62,313
Changes resulting from:
Property acquisitions			1,886		760
Capital expenditures			377		870
Property dispositions			(418)		(307)
Fair value (losses) gains, net	(13)	$ 284	(130)	1,115	(1,122)
Foreign currency translation			557		(1,528)
Transfer between commercial properties and commercial developments			565		387
Impact of deconsolidation due to loss of control			0		(575)
Reclassifications to assets held for sale and other changes			(929)		(1,052)
Balance, end of period	79,261		79,261		66,067
Right-of-use assets	1,125		1,125		1,045
Current lease liabilities	135		135		122
Non-current lease liabilities	888		888		810
Commercial properties | Manager Reorganization
Changes resulting from:
Manager Reorganization and Acquisition of Foreign Investments			0		6,321
Commercial properties | Foreign Investments
Changes resulting from:
Manager Reorganization and Acquisition of Foreign Investments			11,286		0
Commercial developments
Reconciliation of changes in investment property [abstract]
Balance, beginning of period			2,518	2,300	2,300
Changes resulting from:
Property acquisitions			312		0
Capital expenditures			639		428
Property dispositions			(5)		(1)
Fair value (losses) gains, net	(58)	$ 40	(60)	$ 104	64
Foreign currency translation			51		(149)
Transfer between commercial properties and commercial developments			(565)		(387)
Impact of deconsolidation due to loss of control			0		0
Reclassifications to assets held for sale and other changes			(21)		(495)
Balance, end of period	4,277		4,277		2,518
Right-of-use assets	$ 129		129		127
Commercial developments | Manager Reorganization
Changes resulting from:
Manager Reorganization and Acquisition of Foreign Investments			0		758
Commercial developments | Foreign Investments
Changes resulting from:
Manager Reorganization and Acquisition of Foreign Investments			$ 1,408		$ 0